N-6	Dec. 30, 2022 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	John Hancock Life Insurance Co USA Separate Account A
Entity Central Index Key	0000801019
Entity Investment Company Type	N-6
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Protection Variable Universal Life 2023
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first ten policy years from the Policy Date The maximum surrender charge is 5.35% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,347.
FEE TABLE Deductions from policy value
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Face Amount charge, Advance Contribution
Charge, asset-based risk charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.
FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:	Charges at the portfolio level APPENDIX

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first ten policy years from the Policy Date The maximum surrender charge is 5.35% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,347.
FEE TABLE Deductions from policy value

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.35%
Surrender Charge Example Maximum [Dollars]	$ 5,347
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Face Amount charge, Advance Contribution
Charge, asset-based risk charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.
FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:	Charges at the portfolio level APPENDIX

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.95%
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN A POLICY
Not a Short- Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Early Surrender or Withdrawal Risk/Not a Short-Term Investment
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor
performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account) will have its own unique risks, and you should review these options before making an allocation decision.
Investment Risk/Risk of Loss
Insurance Company Risks
Your investment in the policy is subject to risks related to John
Hancock USA, including that the obligations (including under the fixed account option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John
Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our
current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Depositor Registrant
Policy Lapse
Unless the Death Benefit Protection feature is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges. This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Lapse and Reinstatement

Investment Restrictions [Text Block]	There are restrictions that may limit the variable investment account options and general account options (including under the fixed account option) that you may choose, as well as limitations on the transfer of policy value among those options. These restrictions may include a monthly limit on the number of transfers you may make. We may also impose additional restrictions to discourage market timing and disruptive trading activity.In particular, your allocation options will be affected if you elect to take a loan or receive benefits under certain supplementary benefit riders.Among other things, the policy also allows us to eliminate the shares of a portfolio or substitute shares of another new or existing portfolio, subject to applicable legal requirements.
Optional Benefit Restrictions [Text Block]	There are restrictions and limitations relating to optional benefits, as well as conditions under which an optional benefit may be modified or terminated by us. For example, certain supplementary benefit riders may be subject to underwriting, and your election of an option may result in restrictions upon some of the policy benefits, including availability of investment options.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax-qualified plan or an individual retirement account (IRA). If we pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, with any portion not treated as a return of your premiums includible in your income. Distributions also are subject to tax penalties under some circumstances.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options.
Sales Load, Description [Text Block]	Maximum premium charge
Sales Load, When Deducted [Text Block]	Upon payment of premium
Sales Load (of Premium Payments), Maximum [Percent]	20.00%
Sales Load, Footnotes [Text Block]	This charge is 20% of each premium paid in years 1-10 and 17% of each premium paid in years 11 and thereafter.
Deferred Sales Charge, Description [Text Block]	Surrender charge(2)
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, policy lapse, withdrawals, and certain reductions in Face Amount
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	56.31%
Deferred Sales Load (of Purchase Payments), Minimum [Percent]	2.17%
Deferred Sales Load, Footnotes [Text Block]	Charge for a representative insured personA surrender charge is applicable for ten policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The maximum charge shown is for a 68-year old female super preferred non-smoker underwriting risk. The minimum charge shown is for a 90-year old male standard non-smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Transfer Fees, Description [Text Block]	Transfer fee(3)
Transfer Fees, When Deducted [Text Block]	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve
Transfer Fee, Current [Dollars]	$ 25.00
Transfer Fee, Footnotes [Text Block]	This charge is not currently imposed, but we reserve the right to do so in the policy.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This charge does not apply if the Enhanced Death Benefit Protection Rider is not elected.
Insurance Cost, Description [Text Block]	Cost of Insurance(1):
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a representative insured person
Insurance Cost (of Other Amount), Maximum [Percent]	83.33%
Insurance Cost (of Other Amount), Minimum [Percent]	0.0067%
Insurance Cost, Footnotes [Text Block]	The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 5-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in policy year 14 for a policy issued to cover a 90-year old male substandard smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses	Minimum	Maximum
Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.39%	1.95%

Portfolio Company Expenses [Text Block]	Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.95%
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefits associated with your policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the tables may be found in the FEE TABLE. • Healthy Engagement Rider. Our Healthy Engagement Rider provides you with the opportunity to add credits (as described below) to your policy value based upon the insured’s ongoing participation in activities that promote a healthy lifestyle. If you elect this rider, the insured person will qualify for one of four healthy engagement status (“status”) categories each year. The status categories are based on the longevity benefits of certain healthy activities in which the insured person engages (such as regular checkups, biometric screenings, exercising regularly, participating in health educational programs, and periodically considering and answering certain health-related questions) and other health-related information about the insured person. The insured person's status category may change from year to year. (Current information relating to the insured person's status and/or the standards for determining status are available through our Service Office at 1-888-333-2659.) Beginning in the second policy year, if the insured person has qualified for one of the three highest status categories, we will contribute a percentage of your policy’s monthly cost of insurance charge in the form of a credit (a “Rider Credit”) to your policy value, subject to the conditions mentioned below. Any Rider Credits will be allocated automatically to each variable investment account, or any fixed account from which, and in the same proportion as, we are taking your monthly deductions. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits, including discounted wearable devices, gear used to engage in healthy activities, biometric screenings, access to health and fitness information, and other discounts and offers that depend on the insured person having a certain status. These and any other benefits available pursuant to the rider, are designed to encourage a high level of engagement by the insured person in activities that are correlated with improved longevity. Under the Healthy Engagement Rider, several considerations are relevant to the percentage, if any, of any month’s cost of insurance charge that we will contribute as a Rider Credit to your policy. One important consideration is the insured person's status category for the current year and for prior years. If the insured person has always been in the lowest status category, no Rider Credits will be paid. The higher the insured person's status category, and the more years the insured person qualifies for higher status categories, the larger your Rider Credits are likely to be. Also, the Rider Credit that is contributed to your policy in any month will not be more than the factor identified in the rider multiplied by the difference between the maximum amount of cost of insurance charge that your policy permits us to deduct for that month and the amount of cost of insurance charge that we actually deduct for that month. This means that the amount of any Rider Credit will be less the closer we are to charging the maximum cost of insurance rate that the policy permits; and there will not be any Rider Credit if and when we are charging the maximum cost of insurance rate. We will continue to deduct the Healthy Engagement Rider charge in instances where no Rider Credits are being earned and we are charging the maximum cost of insurance rate under the policy. Although our ability to change the cost of insurance rate (subject to the maximum rate) can therefore affect whether and how much Rider Credit you may receive, no Rider Credits that we contributed to your policy value prior to such a change would be affected. The amount of the Rider Credits that are contributed to your policy value in any month also will be reduced if the death benefit under your policy then exceeds the cap shown in your policy. In such cases, the reduction in any Rider Credit will be larger as the death benefit at the time of such credit exceeds such cap. Example: Assume that your cost of insurance charge for a given month is $1000 and that the above-described percentage Rider Credit to which you are entitled for that month is 4%. Assume also that your policy’s current cost of insurance rate and death benefit are at a level that neither of the above-mentioned limits based on those factors is applicable. In that case, your Rider Credit would be $40 [$1000 x 4%] for the month in question, which would result in your policy value being $40 higher than it would have been without that month’s Rider Credit. The amount of any Rider Credit for a month in which the policy is in default will be applied first to pay any monthly deductions that are then due and unpaid and next to reduce the default payment, with any remaining amount then being contributed to your policy value in accordance with the allocation instructions then in effect for premium payments. The same procedure also will apply for any month in which the policy is being continued in force under its Death Benefit Protection provision, except that no amount will be applied to reduce a default payment. We have the right to change at any time the qualification standards for status categories. Such changes will be based on our expectations of the impact of those standards on future mortality, policy persistency, our expenses, our capital and reserve requirements, and our taxes relating to the policies. Any such changes, however, will be determined prospectively on a basis that does not discriminate unfairly within any class of insured persons. If we change the qualification standards for a status level, it has an effect on the amount of Rider Credits you may earn for future months, but it will not affect the Rider Credits you have already earned. Also, we may change or terminate any other incentives (such as access to health and fitness information, offers, discounts, tools, or other services designed to encourage the insured to participate in activities that promote a healthy lifestyle) that we may make available from time to time to insured persons under the Healthy Engagement Rider. If the Healthy Engagement Rider is still in effect on the later of the policy anniversary nearest the insured person’s 80th birthday or the 10th policy anniversary, the rider charge will cease to be deducted, no new Rider Credits will be earned and all previously earned Rider Credits will continue to apply as provided in the rider. The availability to the insured person of certain benefits may cease when the rider charge ceases. You may elect to discontinue the rider at any time by written notice to us. In that case, the same circumstances described above will apply. If your policy terminates for any reason, the Healthy Engagement Rider also will terminate, although no Rider Credits that we contributed to your policy value prior to the termination will be affected. Although the standards for determining a status category may be administered directly by us or through an affiliated or unaffiliated provider that we designate, any termination or change in such third-party provider will not terminate or modify the Healthy Engagement Rider or our obligations thereunder. There may be costs associated with meeting the standards to qualify for a given status level that will not be reimbursed by John Hancock USA. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic events, health equipment, health monitoring devices, and athletic attire.• Healthy Engagement Core Rider. Our Healthy Engagement Core Rider provides the insured person with the opportunity to participate in our Healthy Engagement Core program. This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle. By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in heathy activities (the “Program Rewards”). In no event will John Hancock USA use any medical or other information about the insured person, after the issue date, under the program to change a risk classification or as the sole basis to deny a request for reinstatement. John Hancock USA reserves the right to amend aspects of the program from time to time, including the Program Rewards. The program may be administered by us or through an affiliated or unaffiliated company designated by us. John Hancock USA may designate or replace any such company at any time. Participation in the program is voluntary and, while there are no policy level fees associated with this rider, there may be costs associated with participating in the program that will not be reimbursed by us. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic event registration fees, health equipment, health monitoring devices, athletic attire, and online access fees. Participation in the program does not provide you with the opportunity to add credits to your policy nor will it affect your policy values. In order to participate in this program, the insured person must have attained Age 20. An insured person may not participate in this program if the Healthy Engagement Rider under the policy has been elected. An insured person may elect to discontinue participation in the program at any time by written notice to us. If your policy terminates for any reason, the program will also terminate. An insured person may obtain current information about the program by visiting http://www.JohnHancockVitality.com/ or by calling 1(800)-387-2747.
Item 18. Portfolio Companies (N-6) [Text Block]	Appendix: Portfolios Available Under The PolicyThe following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can request this information at no cost by calling 1-800-732-5543 or by sending an email request to webmail@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.25%*	-18.31	9.15	12.28
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.66%*	-13.78	0.29	1.78
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.92%*	-13.76	4.94	7.71
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.06%*	-25.05	6.65	9.74
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.96%*	-30.20	10.72	13.22
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.90%*	-16.78	7.43	11.14
To seek to provide long-term growth of capital.	American International Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.16%*	-21.11	-1.40	3.53
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.77%*	-38.05	5.22	11.76
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	Capital Appreciation Trust - Series NAV John Hancock Variable Trust Advisers LLC/Jennison Associates LLC	0.76%	-37.59	8.29	12.97
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	-11.87	8.85	10.66
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.63%	-13.62	-0.15	0.95
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.81%*	-4.75	1.25	3.62
To seek long-term capital appreciation.	Emerging Markets Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.05%*	-11.63	-0.44	1.29
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.72%*	-3.38	6.98	9.75
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.85%*	-13.61	5.27	9.45
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%	-24.26	8.31	12.35
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	-7.86	8.64	11.02
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	-14.81	1.84	5.49
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	-13.02	9.81	15.15
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Western Asset Management Company, LLC	0.79%*	-13.07	1.81	3.16
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	-16.16	0.83	3.63
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.02%	-18.17	-0.20	5.38
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.70%*	-14.88	-0.01	1.16
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.63%	-15.36	3.32	5.32
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	-14.52	1.48	2.84
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%	-15.99	4.46	6.94
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.64%*	-15.08	2.71	4.53
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	-14.98	1.32	3.94
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%	-14.72	0.27	2.26
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.78%	-14.79	1.19	4.26
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	-14.89	1.28	3.73
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.89%	-34.61	8.24	11.35
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.40%*	-13.39	6.30	10.37
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.94%*	-4.30	6.85	10.47
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	1.34	1.05	0.60
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.86%*	-10.96	0.75	0.84
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.75%*	-28.45	4.39	6.67
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	-35.64	8.62	14.89
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	-14.16	0.11	1.18
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.66%*	-6.43	-0.07	0.20
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.48%*	-20.63	3.78	8.73
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP and GW&K Investment Management, LLC	0.84%*	-10.03	7.03	9.79
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.07%*	-31.13	6.72	9.76
To seek long-term capital appreciation.	Small Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.00%*	-10.25	3.24	7.74
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.18%*	-18.70	3.60	8.18
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	-10.05	0.78	2.48
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	-13.36	-0.27	0.81
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.52%*	-20.34	8.08	11.46
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.61%*	-0.88	0.98	0.62
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio - Series M Pacific Investment Management Company LLC/Research Affiliates, LLC	1.84%	-12.12	2.91	2.94
To seek to provide capital appreciation.	TOPS® Aggressive Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	-15.88	4.86	7.90
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	-11.15	2.93	4.29
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.58%	-8.85	2.46	2.93
To seek to provide capital appreciation.	TOPS® Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	-14.70	4.33	6.80
To seek to provide capital appreciation.	TOPS® Moderate Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	-12.90	3.77	5.54
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Prospectuses Available [Text Block]	The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can request this information at no cost by calling 1-800-732-5543 or by sending an email request to webmail@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.25%*	-18.31	9.15	12.28
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.66%*	-13.78	0.29	1.78
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.92%*	-13.76	4.94	7.71
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.06%*	-25.05	6.65	9.74
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.96%*	-30.20	10.72	13.22
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.90%*	-16.78	7.43	11.14
To seek to provide long-term growth of capital.	American International Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.16%*	-21.11	-1.40	3.53
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.77%*	-38.05	5.22	11.76
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	Capital Appreciation Trust - Series NAV John Hancock Variable Trust Advisers LLC/Jennison Associates LLC	0.76%	-37.59	8.29	12.97
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	-11.87	8.85	10.66
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.63%	-13.62	-0.15	0.95
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.81%*	-4.75	1.25	3.62
To seek long-term capital appreciation.	Emerging Markets Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.05%*	-11.63	-0.44	1.29
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.72%*	-3.38	6.98	9.75
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.85%*	-13.61	5.27	9.45
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%	-24.26	8.31	12.35
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	-7.86	8.64	11.02
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	-14.81	1.84	5.49
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	-13.02	9.81	15.15
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Western Asset Management Company, LLC	0.79%*	-13.07	1.81	3.16
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	-16.16	0.83	3.63
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.02%	-18.17	-0.20	5.38
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.70%*	-14.88	-0.01	1.16
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.63%	-15.36	3.32	5.32
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	-14.52	1.48	2.84
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%	-15.99	4.46	6.94
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.64%*	-15.08	2.71	4.53
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	-14.98	1.32	3.94
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%	-14.72	0.27	2.26
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.78%	-14.79	1.19	4.26
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.75%	-14.89	1.28	3.73
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.89%	-34.61	8.24	11.35
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.40%*	-13.39	6.30	10.37
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.94%*	-4.30	6.85	10.47
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	1.34	1.05	0.60
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.86%*	-10.96	0.75	0.84
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.75%*	-28.45	4.39	6.67
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	-35.64	8.62	14.89
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	-14.16	0.11	1.18
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.66%*	-6.43	-0.07	0.20
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.48%*	-20.63	3.78	8.73
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP and GW&K Investment Management, LLC	0.84%*	-10.03	7.03	9.79
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.07%*	-31.13	6.72	9.76
To seek long-term capital appreciation.	Small Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.00%*	-10.25	3.24	7.74
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.18%*	-18.70	3.60	8.18
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	-10.05	0.78	2.48
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	-13.36	-0.27	0.81
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (North America) Limited	0.52%*	-20.34	8.08	11.46
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.61%*	-0.88	0.98	0.62
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22) (%)
			1-Year	5-Year	10-Year
The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio - Series M Pacific Investment Management Company LLC/Research Affiliates, LLC	1.84%	-12.12	2.91	2.94
To seek to provide capital appreciation.	TOPS® Aggressive Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	-15.88	4.86	7.90
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	-11.15	2.93	4.29
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.58%	-8.85	2.46	2.93
To seek to provide capital appreciation.	TOPS® Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	-14.70	4.33	6.80
To seek to provide capital appreciation.	TOPS® Moderate Growth ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.55%	-12.90	3.77	5.54

Portfolio Company Objective [Text Block]	Investment ObjectiveInvestment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Protection Variable Universal Life 2023 | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this policy is subject to the risk of poor performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account) will have its own unique risks, and you should review these options before making an allocation decision.
Protection Variable Universal Life 2023 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Protection Variable Universal Life 2023 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Protection Variable Universal Life 2023 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Your investment in the policy is subject to risks related to John Hancock USA, including that the obligations (including under the fixed account option), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Protection Variable Universal Life 2023 | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Unless the Death Benefit Protection feature is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges. This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Protection Variable Universal Life 2023 | FiveHundredIndexTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	500 Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Protection Variable Universal Life 2023 | ActiveBondTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	Active Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.78%)
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.78%
Protection Variable Universal Life 2023 | AmericanAssetAllocationTrustSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	American Asset Allocation Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(13.76%)
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Protection Variable Universal Life 2023 | AmericanGlobalGrowthTrustSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	American Global Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(25.05%)
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Protection Variable Universal Life 2023 | AmericanGrowthTrustSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	American Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(30.20%)
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	13.22%
Protection Variable Universal Life 2023 | AmericanGrowthIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	American Growth-Income Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(16.78%)
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	11.14%
Protection Variable Universal Life 2023 | AmericanInternationalTrustMember
Prospectus:
Portfolio Company Name [Text Block]	American International Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.11%)
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	3.53%
Protection Variable Universal Life 2023 | BlueChipGrowthTrustSeriesNAVMember
Prospectus:
Portfolio Company Name [Text Block]	Blue Chip Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide long-term growth of capital. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(38.05%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Protection Variable Universal Life 2023 | CapitalAppreciationTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(37.59%)
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	12.97%
Protection Variable Universal Life 2023 | CapitalAppreciationValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.66%
Protection Variable Universal Life 2023 | CoreBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Core Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek total return consisting of income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(13.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.15%)
Average Annual Total Returns, 10 Years [Percent]	0.95%
Protection Variable Universal Life 2023 | DisciplinedValueInternationalTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Disciplined Value International Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	3.62%
Protection Variable Universal Life 2023 | EmergingMarketsValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.63%)
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
Protection Variable Universal Life 2023 | EquityIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Equity Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide substantial dividend income and also long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(3.38%)
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Protection Variable Universal Life 2023 | FinancialIndustriesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Financial Industries Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.61%)
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Protection Variable Universal Life 2023 | FundamentalAllCapCoreTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Fundamental All Cap Core Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(24.26%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	12.35%
Protection Variable Universal Life 2023 | FundamentalLargeCapValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Fundamental Large Cap Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(7.86%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Protection Variable Universal Life 2023 | GlobalEquityTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Global Equity Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Protection Variable Universal Life 2023 | HealthSciencesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Health Sciences Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.02%)
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	15.15%
Protection Variable Universal Life 2023 | HighYieldTrustMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Trust - Series NAV
Portfolio Company Objective [Text Block]	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.07%)
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.16%
Protection Variable Universal Life 2023 | InternationalEquityIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	International Equity Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(16.16%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	3.63%
Protection Variable Universal Life 2023 | InternationalSmallCompanyTrustMember
Prospectus:
Portfolio Company Name [Text Block]	International Small Company Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(18.17%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	5.38%
Protection Variable Universal Life 2023 | InvestmentQualityBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Investment Quality Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.88%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
Protection Variable Universal Life 2023 | LifestyleBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(15.36%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Protection Variable Universal Life 2023 | LifestyleConservativePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income with some consideration given to growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	2.84%
Protection Variable Universal Life 2023 | LifestyleGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is also a consideration.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Protection Variable Universal Life 2023 | LifestyleModeratePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Lifestyle Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.08%)
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Protection Variable Universal Life 2023 | ManagedVolatilityBalancedPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.98%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Protection Variable Universal Life 2023 | ManagedVolatilityConservativePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(14.72%)
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.26%
Protection Variable Universal Life 2023 | ManagedVolatilityGrowthPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.79%)
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Protection Variable Universal Life 2023 | ManagedVolatilityModeratePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Managed Volatility Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.89%)
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Protection Variable Universal Life 2023 | MidCapGrowthTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(34.61%)
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Protection Variable Universal Life 2023 | MidCapIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(13.39%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Protection Variable Universal Life 2023 | MidValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(4.30%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Protection Variable Universal Life 2023 | MoneyMarketTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Money Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To obtain maximum current income consistent with preservation of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	0.60%
Protection Variable Universal Life 2023 | OpportunisticFixedIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Opportunistic Fixed Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	0.84%
Protection Variable Universal Life 2023 | RealEstateSecuritiesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Real Estate Securities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to achieve a combination of long-term capital appreciation and current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(28.45%)
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Protection Variable Universal Life 2023 | ScienceTechnologyTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is incidental to the fund’s objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(35.64%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	14.89%
Protection Variable Universal Life 2023 | SelectBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Select Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	1.18%
Protection Variable Universal Life 2023 | ShortTermGovernmentIncomeTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Short Term Government Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(6.43%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.20%
Protection Variable Universal Life 2023 | SmallCapIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(20.63%)
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Protection Variable Universal Life 2023 | SmallCapOpportunitiesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(10.03%)
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	9.79%
Protection Variable Universal Life 2023 | SmallCapStockTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Stock Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(31.13%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Protection Variable Universal Life 2023 | SmallCapValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.25%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.74%
Protection Variable Universal Life 2023 | SmallCompanyValueTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Small Company Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(18.70%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Protection Variable Universal Life 2023 | StrategicIncomeOpportunitiesTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Strategic Income Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(10.05%)
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	2.48%
Protection Variable Universal Life 2023 | TotalBondMarketTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Total Bond Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	0.81%
Protection Variable Universal Life 2023 | TotalStockMarketIndexTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Total Stock Market Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (North America) Limited
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(20.34%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	11.46%
Protection Variable Universal Life 2023 | UltraShortTermBondTrustMember
Prospectus:
Portfolio Company Name [Text Block]	Ultra Short Term Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(0.88%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	0.62%
Protection Variable Universal Life 2023 | PIMCOVITAllAssetPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Series M
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	(12.12%)
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Protection Variable Universal Life 2023 | TOPSAggressiveGrowthETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Protection Variable Universal Life 2023 | TOPSBalancedETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide income and capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Protection Variable Universal Life 2023 | TOPSConservativeETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to preserve capital and provide moderate income and moderate capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(8.85%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Protection Variable Universal Life 2023 | TOPSGrowthETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Protection Variable Universal Life 2023 | TOPSModerateGrowthETFMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Protection Variable Universal Life 2023 | EnhancedDeathBenefitProtectionRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Enhanced Death Benefit Protection Rider(4)
Other Transaction Fee, When Deducted [Text Block]	Upon payment of premium
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Name of Benefit [Text Block]	Enhanced Death Benefit Protection Rider
Purpose of Benefit [Text Block]	To increase the protection afforded by the policy’s Death Benefit Protection feature, so that the policy is even less likely to lapse due to insufficient net cash surrender value.
Brief Restrictions / Limitations [Text Block]	This rider cannot be added after issuance of the policy. Nor can it be terminated prior to the policy’s termination.
Name of Benefit [Text Block]	Enhanced Death Benefit Protection Rider
Protection Variable Universal Life 2023 | AdministrativeChargeMember
Prospectus:
Administrative Expenses, Description [Text Block]	Administrative charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15.00
Protection Variable Universal Life 2023 | FaceAmountchargeMember
Prospectus:
Administrative Expenses, Description [Text Block]	Face Amount charge(2):
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for a representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	9.08%
Administrative Expense (of Face Amount), Minimum [Percent]	0.05%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the Face Amount at issue by the applicable rate. The rates vary by the sex, age, and risk classification at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate for a 0 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate for a 90-year old male standard smoker underwriting risk. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Protection Variable Universal Life 2023 | AdvanceContributionChargeMember
Prospectus:
Administrative Expenses, Description [Text Block]	Advance Contribution Charge(3)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	2.76%
Administrative Expense (of Face Amount), Minimum [Percent]	0.008%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the Advance Contribution Charge Rate by the excess (if any) of cumulative premiums paid over the Advance Contribution Limit multiplied by the policy year. The Advance Contribution Charge Rate and Advance Contribution Limit vary depending upon the issue age, insurance risk characteristics and gender of the insured person. The Advance Contribution Charge Rate and the Advance Contribution Limit are identified in your Policy Specifications. The maximum rate shown is for a 20-year old female standard plus non-smoker underwriting risk. The minimum rate shown is for a 90-year old male preferred non-smoker underwriting risk. The representative insured person rate shown is the rate for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Protection Variable Universal Life 2023 | AssetBasedRiskChargeMember
Prospectus:
Other Annual Expense, Description [Text Block]	Asset-based risk charge(4)
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.02%
Other Annual Expense, Footnotes [Text Block]	This charge is not currently imposed, but we reserve the right do so in the policy. This charge only applies to that portion of policy value held in the variable investment accounts. The charge determined does not apply to any fixed account.
Protection Variable Universal Life 2023 | MaximumPolicyLoanInterestRateMember
Prospectus:
Other Annual Expense, Description [Text Block]	Maximum policy loan interest rate(5)
Other Annual Expense, When Deducted [Text Block]	Accrues daily Payable annually
Other Annual Expense (of Face Amount), Maximum [Percent]	3.25%
Other Annual Expense, Footnotes [Text Block]	The maximum effective annual interest rate we can charge for the loan account is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan.
Protection Variable Universal Life 2023 | HealthyEngagementRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Healthy Engagement Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 2
Name of Benefit [Text Block]	Healthy Engagement Rider
Purpose of Benefit [Text Block]	Provides the opportunity to add credits to your policy value based upon the insured person’s ongoing participation in activities that promote a healthy lifestyle. The higher the insured person’s healthy engagement status category, and the more years the insured person qualifies for higher status categories, the larger your credits are likely to be. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits.
Brief Restrictions / Limitations [Text Block]	The amount of any credit will be reduced (a) the closer we are to charging the policy’s maximum cost of insurance rate or (b) at any time the policy’s death benefit exceeds the cap shown in your policy. We have the right to change at any time the qualification standards for status categories. Also, we may change or terminate any other incentives.
Name of Benefit [Text Block]	Healthy Engagement Rider
Operation of Benefit [Text Block]	• Healthy Engagement Rider. Our Healthy Engagement Rider provides you with the opportunity to add credits (as described below) to your policy value based upon the insured’s ongoing participation in activities that promote a healthy lifestyle. If you elect this rider, the insured person will qualify for one of four healthy engagement status (“status”) categories each year. The status categories are based on the longevity benefits of certain healthy activities in which the insured person engages (such as regular checkups, biometric screenings, exercising regularly, participating in health educational programs, and periodically considering and answering certain health-related questions) and other health-related information about the insured person. The insured person's status category may change from year to year. (Current information relating to the insured person's status and/or the standards for determining status are available through our Service Office at 1-888-333-2659.) Beginning in the second policy year, if the insured person has qualified for one of the three highest status categories, we will contribute a percentage of your policy’s monthly cost of insurance charge in the form of a credit (a “Rider Credit”) to your policy value, subject to the conditions mentioned below. Any Rider Credits will be allocated automatically to each variable investment account, or any fixed account from which, and in the same proportion as, we are taking your monthly deductions. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits, including discounted wearable devices, gear used to engage in healthy activities, biometric screenings, access to health and fitness information, and other discounts and offers that depend on the insured person having a certain status. These and any other benefits available pursuant to the rider, are designed to encourage a high level of engagement by the insured person in activities that are correlated with improved longevity. Under the Healthy Engagement Rider, several considerations are relevant to the percentage, if any, of any month’s cost of insurance charge that we will contribute as a Rider Credit to your policy. One important consideration is the insured person's status category for the current year and for prior years. If the insured person has always been in the lowest status category, no Rider Credits will be paid. The higher the insured person's status category, and the more years the insured person qualifies for higher status categories, the larger your Rider Credits are likely to be. Also, the Rider Credit that is contributed to your policy in any month will not be more than the factor identified in the rider multiplied by the difference between the maximum amount of cost of insurance charge that your policy permits us to deduct for that month and the amount of cost of insurance charge that we actually deduct for that month. This means that the amount of any Rider Credit will be less the closer we are to charging the maximum cost of insurance rate that the policy permits; and there will not be any Rider Credit if and when we are charging the maximum cost of insurance rate. We will continue to deduct the Healthy Engagement Rider charge in instances where no Rider Credits are being earned and we are charging the maximum cost of insurance rate under the policy. Although our ability to change the cost of insurance rate (subject to the maximum rate) can therefore affect whether and how much Rider Credit you may receive, no Rider Credits that we contributed to your policy value prior to such a change would be affected. The amount of the Rider Credits that are contributed to your policy value in any month also will be reduced if the death benefit under your policy then exceeds the cap shown in your policy. In such cases, the reduction in any Rider Credit will be larger as the death benefit at the time of such credit exceeds such cap. Example: Assume that your cost of insurance charge for a given month is $1000 and that the above-described percentage Rider Credit to which you are entitled for that month is 4%. Assume also that your policy’s current cost of insurance rate and death benefit are at a level that neither of the above-mentioned limits based on those factors is applicable. In that case, your Rider Credit would be $40 [$1000 x 4%] for the month in question, which would result in your policy value being $40 higher than it would have been without that month’s Rider Credit. The amount of any Rider Credit for a month in which the policy is in default will be applied first to pay any monthly deductions that are then due and unpaid and next to reduce the default payment, with any remaining amount then being contributed to your policy value in accordance with the allocation instructions then in effect for premium payments. The same procedure also will apply for any month in which the policy is being continued in force under its Death Benefit Protection provision, except that no amount will be applied to reduce a default payment. We have the right to change at any time the qualification standards for status categories. Such changes will be based on our expectations of the impact of those standards on future mortality, policy persistency, our expenses, our capital and reserve requirements, and our taxes relating to the policies. Any such changes, however, will be determined prospectively on a basis that does not discriminate unfairly within any class of insured persons. If we change the qualification standards for a status level, it has an effect on the amount of Rider Credits you may earn for future months, but it will not affect the Rider Credits you have already earned. Also, we may change or terminate any other incentives (such as access to health and fitness information, offers, discounts, tools, or other services designed to encourage the insured to participate in activities that promote a healthy lifestyle) that we may make available from time to time to insured persons under the Healthy Engagement Rider. If the Healthy Engagement Rider is still in effect on the later of the policy anniversary nearest the insured person’s 80th birthday or the 10th policy anniversary, the rider charge will cease to be deducted, no new Rider Credits will be earned and all previously earned Rider Credits will continue to apply as provided in the rider. The availability to the insured person of certain benefits may cease when the rider charge ceases. You may elect to discontinue the rider at any time by written notice to us. In that case, the same circumstances described above will apply. If your policy terminates for any reason, the Healthy Engagement Rider also will terminate, although no Rider Credits that we contributed to your policy value prior to the termination will be affected. Although the standards for determining a status category may be administered directly by us or through an affiliated or unaffiliated provider that we designate, any termination or change in such third-party provider will not terminate or modify the Healthy Engagement Rider or our obligations thereunder. There may be costs associated with meeting the standards to qualify for a given status level that will not be reimbursed by John Hancock USA. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic events, health equipment, health monitoring devices, and athletic attire.
Protection Variable Universal Life 2023 | CriticalIllnessBenefitRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Critical Illness Benefit Rider(6)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	48.43%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the Critical Illness Benefit Amount by the applicable rate. The rates vary by issue age, duration, gender, and critical illness risk classification of the insured person (e.g., the risk that the insured person will develop a “Critical Illness,” as defined in the rider). The minimum rate shown is the rate in the second policy year for an 18-year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the sixteenth policy year for a 49-year old male standard smoker underwriting risk. The rate for the representative insured person is the rate in the first policy year for a 55-year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Critical Illness Benefit Rider
Purpose of Benefit [Text Block]	Pays the policy owner a one-time, lump sum benefit amount if the insured person is diagnosed with certain illnesses.
Brief Restrictions / Limitations [Text Block]	If the insured person receives a first-time diagnosis for one of the critical illnesses before the rider is in force or during the rider’s waiting period, then the policy owner will not receive benefits under this rider for that critical illness. Benefits paid under this rider do not provide or pay for the cost of medical care and are meant to be supplemental to health insurance that does pay for such costs.
Name of Benefit [Text Block]	Critical Illness Benefit Rider
Protection Variable Universal Life 2023 | DisabilityPaymentofSpecifiedPremiumRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Payment of Specified Premium Rider(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	198.67%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	16.57%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The “Specified Premium” is stated in your policy specifications. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The minimum rate shown is for a 20 year old male standard non-smoker underwriting risk. The maximum rate shown is for a 54 year old female substandard smoker underwriting risk. The representative insured person rate shown is for a 55 year old male preferred non-smoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Disability Payment of Specified Premium Rider
Purpose of Benefit [Text Block]	Pays a specified amount of premium into the policy value each month during the life insured person’s total disability.
Brief Restrictions / Limitations [Text Block]	Total disability must begin between the policy anniversaries nearest the insured person’s 5th and 65th birthdays and must be continuous for at least six months.We will not pay the specified premium under this rider if: (1) the total disability results from an intentional, self-inflicted injury or service in the armed forces; or(2) the total disability begins within 2 years after the rider’s Issue Date and results from an injury sustained or a disease contracted before the rider’s Issue Date. The specified premium may be reduced in the event of a reduction in Total Face Amount. The specified premium paid under this rider may not be sufficient to maintain the policy in force to Age 121.
Name of Benefit [Text Block]	Disability Payment of Specified Premium Rider
Protection Variable Universal Life 2023 | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider(8)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.34%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20 year old female super preferred non-smoker underwriting risk with a 1%” Monthly Acceleration Percentage,” which is a percentage of the death benefit you can accelerate each month. The Monthly Acceleration Percentage is stated in your policy specifications. The maximum rate shown is for a 75 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Long Term Care Rider
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy and has received qualified long-term care service while the policy is in force. If you elect this rider, you will also have an option to apply to have a portion of the policy’s death benefit advanced to you in the event of terminal illness.
Brief Restrictions / Limitations [Text Block]	There is a maximum amount of death benefit that we will advance for each month of qualification. Each advance reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences. Benefits paid under this rider do not reduce the No- Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee to remain in effect after a termination of rider benefits.
Name of Benefit [Text Block]	Long Term Care Rider
Protection Variable Universal Life 2023 | LongTermCareRider2018Member
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider 2018(9)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.75%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the long- term care insurance risk characteristics of the insured person and the Monthly Acceleration Percentage selected. The minimum rate shown is for a 20-year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is for a 75-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a 4% Monthly Acceleration Percentage. These rates may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Long Term Care Rider 2018
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy and has received qualified long-term care service while the policy is in force. Rider benefits may also be used to pay for Stay at Home Services.
Brief Restrictions / Limitations [Text Block]	Each advance payment under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under the Long-Term Care Rider 2018 by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. There is a significant risk that ownership of a policy with this rider by anyone other than the insured person will cause adverse tax consequences.Finally, benefits paid under this rider do not reduce the No-Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee to remain in effect after a termination of rider benefits.
Name of Benefit [Text Block]	Long Term Care Rider 2018
Protection Variable Universal Life 2023 | DefinedBenefitChronicIllnessRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Defined Benefit Chronic Illness Rider(10)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	914.72%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20 year old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 31 for a policy issued to cover a 80-year old female substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 55-year old male preferred non-smoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Brief Restrictions / Limitations [Text Block]	Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under this rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. If this rider is exercised, death benefit option 1 must be in effect or, if not already in effect, the death benefit option must be changed to option 1. Advance payments are restricted by the IRS per diem limit under IRC Section 7702B.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider
Protection Variable Universal Life 2023 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar cost averaging
Purpose of Benefit [Text Block]	Under the dollar cost averaging program, you will designate an amount that will be transferred monthly from one variable investment account into any other variable investment account or a fixed account.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease to offer this program after written notice to you.
Name of Benefit [Text Block]	Dollar cost averaging
Protection Variable Universal Life 2023 | AssetAllocationBalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset allocation balancing
Purpose of Benefit [Text Block]	Under the asset allocation balancer program, you will designate a percentage allocation of policy value among variable investment accounts. We will automatically transfer amounts among the variable investment accounts at intervals you select (annually, semi-annually, quarterly, or monthly) to reestablish your chosen allocation.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease this program after written notice to you.
Name of Benefit [Text Block]	Asset allocation balancing
Protection Variable Universal Life 2023 | HealthyEngagementCoreRiderMember
Prospectus:
Name of Benefit [Text Block]	Healthy Engagement Core Rider
Purpose of Benefit [Text Block]	This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle.By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in healthy activities.
Brief Restrictions / Limitations [Text Block]	We reserve the right to amend aspects of the program from time to time, including the Program Rewards.In order to participate in the program, the insured person (i) must have attained Age 20, and (ii) must not have elected the Healthy Engagement Rider.
Name of Benefit [Text Block]	Healthy Engagement Core Rider
Protection Variable Universal Life 2023 | AcceleratedBenefitRiderMember
Prospectus:
Name of Benefit [Text Block]	Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.
Brief Restrictions / Limitations [Text Block]	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Name of Benefit [Text Block]	Accelerated Benefit Rider
Protection Variable Universal Life 2023 | AcceleratedDeathBenefitforChronicIllnessRiderMember
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Brief Restrictions / Limitations [Text Block]	Accelerations may be requested no more frequently than once every 12 months. Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. Advance payments are restricted to the annualized IRS per diem limit under IRC Section 7702B.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider